May 31, 2016

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Pacific Global Fund, Inc. (“Registrant”)

File No. 033-50208 and No. 811-07062

Commissioners:

On behalf of Registrant, pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “Act”), accompanying this letter for electronic submission via EDGAR are exhibits containing an XBRL interactive data file relating to the supplement filed on May 23, 2016 with the Securities and Exchange Commission pursuant to Rule 497(e) to the Registrant’s Prospectus dated May 1, 2016.  The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).  No fees are required in connection with this filing.

Sincerely,

/s/ Catherine L. Henning

Catherine L. Henning
Secretary